Impairment charges net of reversals - Additional information (Detail) - USD ($) shares in Millions, $ in Millions				6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 17, 2022	Jul. 09, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 03, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss on disposal						$ 105
Impairment charges net of reversals, pre tax						52	$ 269	$ 1,243
Impairment loss						(150)	269	904
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration for sale	$ 150
Proceeds from sale	80
Loss on disposal	$ 105
Canada | Uranium Energy Corp
Disclosure of impairment loss and reversal of impairment loss [line items]
Shares received (in shares)	70
Investment in equity accounted units (“EAUs”)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax						$ 202	0	$ 339
Pacific Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Contract termination notice period (in months)		14 months
Pacific Aluminium | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections						6.60%		6.60%
Reduction in carbon emissions						0.50
Impairment charges net of reversals, pre tax						$ 202	$ 0	$ 489
Post-tax impairment charge								26
Pre-tax impairment charge net of reversals								36
Recoverable amount of asset or cash-generating unit								273
Kitimat | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections							6.60%
Impairment charges net of reversals, pre tax						0	$ 269	0
Cost of construction									$ 336
Post-tax impairment charge							197
Pre-tax impairment charge net of reversals							269
Recoverable amount of asset or cash-generating unit							3,126
Carrying amount of asset or cash-generating unit							3,323
Pacific Aluminum Smelter | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax impairment charge								119
Pre-tax impairment charge net of reversals								148
Sohar | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections					7.60%
Impairment charges net of reversals, pre tax						0	0	$ 220
Recoverable amount of asset or cash-generating unit					$ 258
Sohar | Aluminium | Investment in equity accounted units (“EAUs”)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss					$ 220
ISAL | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections								6.60%
Impairment charges net of reversals, pre tax						$ 0	$ 0	$ 93
Percentage of output reduction due to workforce strike							25.00%
Pre-tax impairment charge net of reversals				$ 204				93
Recoverable amount of asset or cash-generating unit								$ 139
Reversal of impairment loss recognised in profit or loss				$ 111
Diavik | Copper And Diamonds
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture (%)			60.00%